Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 1,178	¥ (949)	¥ 24,322	¥ (15,645)
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 55	¥ (1,222)	¥ 18,115	¥ (9,465)